S000070686 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	189 Months Ended	197 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	8.18%		7.43%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.72%	1.88%	7.23%		8.52%	[2]
Performance Inception Date						Jul. 29, 2009
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.90%	1.18%	6.74%		8.14%	[2]
Performance Inception Date						Jul. 29, 2009
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.00%	1.52%	5.94%		7.27%	[2]
Performance Inception Date						Jul. 29, 2009
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.43%	1.65%	6.97%	8.27% [2]
Performance Inception Date					Mar. 31, 2010

[1]	Index returns shown are net of withholding taxes.
[2]
While Institutional Shares of the Fund’s predecessor fund commenced operations on July 29, 2009, Institutional Shares began investing consistent with its investment objective on July 30, 2009. Investor Shares commenced operations on March 31, 2010.